Investment Securities (Narrative) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Mar. 31, 2015	Mar. 31, 2014
Investment Securities [Line Items]
Other investment securities	¥ 566,811		¥ 587,119
Aggregate costs of cost-method investments, not estimated at the fair value	429,728		409,892
Other-than-temporary Impairment losses recognized on cost-method investments	424	¥ 1,716
Gross realized gains on sales of Available-for-sale securities	147,560	69,706
Gross realized losses on sales of Available-for-sale securities	26,068	12,429
Other-than-temporary impairment losses of investment securities included in Investment securities gains-net	4,919	3,184
Cumulative decline in fair value of the credit impaired debt securities	4,788	3,156
Credit loss component of impairment losses recognized in earnings	8,143	9,041	8,814	¥ 12,556
Other factors of impairment losses recognized in Accumulated other comprehensive income (loss) before taxes	¥ 3,355	5,885
Number of months that fair value of the investment has been below cost to be deemed as other-than-temporary	6 months
Percentage of decline in fair value of investment below cost set as an indicator for classifying investments as an other-than-temporary decline in fair value	20.00%
Available-for-sale Debt Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment losses of investment securities included in Investment securities gains-net	¥ 1,223	1,023
Marketable Equity Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment losses of investment securities included in Investment securities gains-net	3,272
Nonmarketable Equity Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment losses of investment securities included in Investment securities gains-net		¥ 1,716
Primarily Carried at Cost [Member]
Investment Securities [Line Items]
Other investment securities	542,438		564,582
Held by Certain Subsidiaries [Member]
Investment Securities [Line Items]
Other investment securities	24,373		22,537
Fair Value Estimated by Commonly Accepted Valuation Techniques [Member]
Investment Securities [Line Items]
Cost-method investments	111,437		152,350
Test Performed to Determine Existence of Any Impairment Indicators [Member]
Investment Securities [Line Items]
Cost-method investments	¥ 431,001		¥ 412,232